[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

April 30, 2025

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

RE:	New FS Specialty Lending Fund N-14 Registration Statement Filing

Ladies and Gentlemen:

On behalf of New FS Specialty Lending Fund (the “Registrant”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission thereunder, one electronically signed Registration Statement on Form N-14 (the “Registration Statement”).

The Registration Statement relates to the reorganization of FS Specialty Lending Fund (the “Predecessor Fund”), a closed-end investment company that has elected to be regulated as a business development company under the Investment Company Act of 1940 (the “1940 Act”) with and into the Registrant, a newly-formed shell closed-end investment company registered under the 1940 Act (the “Reorganization”). The Reorganization is intended to accomplish the conversion of the Predecessor Fund from a business development company to a registered closed-end fund.

A fee of $5.06 to cover the registration fee under the Securities Act has been paid.

If you have any questions or require any further information with respect to this filing, please call me at (312) 407-0641.

Very truly yours,

/s/ Kevin T. Hardy
Kevin T. Hardy

Enclosure